UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2015
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
JULY 31, 2015 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES - 54.5%

                  BANKS - 18.5%
          23,559  Bank of America Corp., Series Y ......................       6.50%           (a)       $       609,707
         273,779  Citigroup Capital XIII (b)............................       7.88%         10/30/40          6,973,151
          28,216  Citigroup, Inc., Series AA ...........................       8.13%           (a)               836,040
         227,241  Citigroup, Inc., Series K (b).........................       6.88%           (a)             6,230,948
         142,451  Fifth Third Bancorp, Series I (b).....................       6.63%           (a)             3,998,600
         251,728  First Niagara Financial Group., Inc., Series B (b) ...       8.63%           (a)             6,859,588
         136,108  FNB Corp. (b).........................................       7.25%           (a)             3,904,939
         201,342  GMAC Capital Trust I, Series 2 (b)....................       8.13%         02/15/40          5,281,201
          37,004  HSBC USA, Inc., Series F (c)..........................       3.50%           (a)               826,669
          26,720  HSBC USA, Inc., Series H .............................       6.50%           (a)               682,963
          30,590  JPMorgan Chase & Co., Series W .......................       6.30%           (a)               783,410
         161,597  PNC Financial Services Group, Inc., Series P (b) .....       6.13%           (a)             4,451,997
          72,124  Royal Bank of Scotland Group PLC, Series P ...........       6.25%           (a)             1,821,131
          34,758  Royal Bank of Scotland Group PLC, Series R ...........       6.13%           (a)               870,340
         181,227  Royal Bank of Scotland Group PLC, Series S ...........       6.60%           (a)             4,575,982
          22,194  Santander Finance Preferred SAU., Series 6 (c) .......       4.00%           (a)               510,684
          92,424  Synovus Financial Corp., Series C (b).................       7.88%           (a)             2,584,988
          56,309  US Bancorp, Series F (b)..............................       6.50%           (a)             1,614,379
          32,116  Valley National Bancorp, Series A (b).................       6.25%           (a)               826,345
          59,000  Wintrust Financial Corp., Series D (b)................       6.50%           (a)             1,480,900
          46,470  Zions Bancorporation, Series F .......................       7.90%           (a)             1,289,078
          46,231  Zions Bancorporation, Series G (b)....................       6.30%           (a)             1,216,800
                                                                                                         ---------------
                                                                                                              58,229,840
                                                                                                         ---------------

                  CAPITAL MARKETS - 10.1%
         130,360  Apollo Investment Corp................................       6.63%         10/15/42          3,299,412
         112,793  Apollo Investment Corp................................       6.88%         07/15/43          2,903,292
          60,009  Ares Capital Corp.....................................       7.75%         10/15/40          1,528,429
          78,254  BGC Partners, Inc.....................................       8.13%         06/15/42          2,109,728
          28,587  Deutsche Bank Contingent Capital Trust III ...........       7.60%           (a)               790,430
          86,658  Deutsche Bank Contingent Capital Trust  V ............       8.05%           (a)             2,482,752
         246,313  Goldman Sachs Group, Inc., Series K (b)...............       6.38%           (a)             6,546,999
         105,053  Morgan Stanley, Series E (b)..........................       7.13%           (a)             2,939,383
         263,582  Morgan Stanley, Series F (b)..........................       6.88%           (a)             7,161,523
          28,713  Raymond James Financial, Inc..........................       6.90%         03/15/42            772,667
           6,723  Solar Capital Ltd.....................................       6.75%         11/15/42            168,142
          44,167  State Street Corp., Series D (b)......................       5.90%           (a)             1,147,017
                                                                                                         ---------------
                                                                                                              31,849,774
                                                                                                         ---------------

                  CONSUMER FINANCE - 1.3%
         146,135  Ally Financial, Inc., Series A (b)....................       8.50%           (a)             3,803,894


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  CONSUMER FINANCE (CONTINUED)
          13,130  Capital One Financial Corp., Series D ................       6.70%           (a)       $       354,379
                                                                                                         ---------------
                                                                                                               4,158,273
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 2.7%
          15,804  Allied Capital Corp...................................       6.88%         04/15/47            400,948
           5,820  Countrywide Capital IV ...............................       6.75%         04/01/33            148,759
         111,296  KKR Financial Holdings LLC ...........................       8.38%         11/15/41          3,055,075
          88,388  KKR Financial Holdings LLC, Series A .................       7.38%           (a)             2,336,095
          34,705  RBS Capital Funding Trust V, Series E ................       5.90%           (a)               855,131
          64,125  RBS Capital Funding Trust VI, Series F ...............       6.25%           (a)             1,615,309
           9,892  RBS Capital Funding Trust VII, Series G ..............       6.08%           (a)               246,706
                                                                                                         ---------------
                                                                                                               8,658,023
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
          55,180  Qwest Corp............................................       7.38%         06/01/51          1,436,887
         106,892  Qwest Corp............................................       6.88%         10/01/54          2,790,950
                                                                                                         ---------------
                                                                                                               4,227,837
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.0%
             159  SCE Trust III (b).....................................       5.75%           (a)                 4,435
                                                                                                         ---------------

                  FOOD PRODUCTS - 3.9%
         290,277  CHS, Inc., Series 2 (b)...............................       7.10%           (a)             7,901,340
         132,815  CHS, Inc., Series 3 (b)...............................       6.75%           (a)             3,483,738
          30,228  CHS, Inc., Series 4 ..................................       7.50%           (a)               822,806
                                                                                                         ---------------
                                                                                                              12,207,884
                                                                                                         ---------------

                  INSURANCE - 10.7%
         151,731  Aegon N.V.............................................       8.00%         02/15/42          4,218,122
           6,160  Allstate Corp., Series D .............................       6.63%           (a)               163,178
           5,860  Allstate Corp., Series E .............................       6.63%           (a)               155,642
          33,112  American Financial Group, Inc.........................       7.00%         09/30/50            843,031
         144,676  Aspen Insurance Holdings Ltd. (b).....................       5.95%           (a)             3,703,706
          24,318  Aspen Insurance Holdings Ltd..........................       7.25%           (a)               634,700
         265,861  Aspen Insurance Holdings Ltd. (b).....................       7.40%           (a)             6,994,803
         218,929  Aviva PLC ............................................       8.25%         12/01/41          5,963,626
         245,074  Endurance Specialty Holdings Ltd., Series A ..........       7.75%           (a)             6,357,219
          90,436  Hartford Financial Services Group, Inc. (b) ..........       7.88%         04/15/42          2,820,699
             100  Maiden Holdings North America Ltd.....................       8.00%         03/27/42              2,680
          59,655  PartnerRe Ltd., Series E .............................       7.25%           (a)             1,647,074
           7,409  Reinsurance Group of America, Inc. (b)................       6.20%         09/15/42            209,675
                                                                                                         ---------------
                                                                                                              33,714,155
                                                                                                         ---------------

                  MULTI-UTILITIES - 0.5%
          59,256  Integrys Energy Group, Inc. (b).......................       6.00%         08/01/73          1,637,243
                                                                                                         ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.5%
          57,598  NuStar Logistics, L.P. (b)............................       7.63%         01/15/43          1,543,050
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS - 4.6%
         107,286  DuPont Fabros Technology, Inc., Series A .............       7.88%           (a)       $     2,728,176
          29,529  DuPont Fabros Technology, Inc., Series B .............       7.63%           (a)               752,989
          34,400  EPR Properties, Series F .............................       6.63%           (a)               890,960
          50,000  Equity Commonwealth, Series E ........................       7.25%           (a)             1,282,000
          22,901  Hospitality Properties Trust, Series D ...............       7.13%           (a)               600,006
          52,563  MFA Financial, Inc....................................       8.00%         04/15/42          1,342,459
          26,788  National Retail Properties, Inc., Series D ...........       6.63%           (a)               701,042
         250,903  VEREIT, Inc., Series F ...............................       6.70%           (a)             6,159,669
                                                                                                         ---------------
                                                                                                              14,457,301
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.4%
          14,183  Telephone & Data Systems, Inc.........................       6.63%         03/31/45            359,539
          29,204  Telephone & Data Systems, Inc.........................       6.88%         11/15/59            743,534
                                                                                                         ---------------
                                                                                                               1,103,073
                                                                                                         ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES...................................................      171,790,888
                  (Cost $170,978,807)                                                                    ---------------

$50 PAR PREFERRED SECURITIES - 0.5%

                  CONSUMER FINANCE - 0.5%
          29,852  SLM Corp., Series A ..................................       6.97%           (a)             1,437,672
                                                                                                         ---------------
                  TOTAL $50 PAR PREFERRED SECURITIES...................................................        1,437,672
                  (Cost $1,479,136)                                                                      ---------------

$100 PAR PREFERRED SECURITIES - 1.4%

                  BANKS - 0.5%
           1,200  AgriBank FCB (b) (d)..................................       6.88%           (a)               126,075
           8,500  CoBank ACB, Series F (b)..............................       6.25%           (a)               892,500
           5,640  CoBank ACB, Series G .................................       6.13%           (a)               513,240
                                                                                                         ---------------
                                                                                                               1,531,815
                                                                                                         ---------------

                  CONSUMER FINANCE - 0.2%
          12,175  SLM Corp., Series B...................................       1.99%           (a)               672,547
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.7%
          22,346  Southern California Edison Co., Series A (c) .........       4.44%           (a)             2,259,739
                                                                                                         ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES..................................................        4,464,101
                  (Cost $4,533,139)                                                                      ---------------

$1,000 PAR PREFERRED SECURITIES - 2.1%

                  BANKS - 1.2%
           2,500  AgStar Financial Services ACA (b) (e).................       6.75%           (a)             2,611,562
           1,000  Farm Credit Bank of Texas, Series 1 (d)...............      10.00%           (a)             1,252,500
                                                                                                         ---------------
                                                                                                               3,864,062
                                                                                                         ---------------

                  INSURANCE - 0.3%
           1,000  XLIT Ltd., Series D (c)...............................       3.41%           (a)               845,938
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$1,000 PAR PREFERRED SECURITIES (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS - 0.6%
           1,456  Sovereign Real Estate Investment Trust (e) ...........      12.00%           (a)       $     1,927,380
                                                                                                         ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES................................................        6,637,380
                  (Cost $6,678,260)                                                                      ---------------

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES - 38.9%

                  BANKS - 17.6%
$      2,000,000  Banco Bilbao Vizcaya Argentaria S.A. (b)..............       9.00%           (a)             2,175,000
       1,000,000  Banco do Brasil S.A. (b) (f)..........................       9.00%           (a)               862,200
         500,000  Banco do Brasil S.A. (b)..............................       9.25%           (a)               451,875
       4,000,000  Bank of America Corp., Series Z (b)...................       6.50%           (a)             4,135,000
       3,092,566  Barclays PLC (b)......................................       6.63%           (a)             3,070,383
         500,000  Barclays PLC (b)......................................       8.25%           (a)               536,233
       1,024,990  BBVA Global Finance Ltd...............................       7.00%         12/01/25          1,125,624
       1,007,000  BPCE S.A. (b).........................................      12.50%           (a)             1,334,275
       1,668,000  BPCE S.A. ...............................                   13.00%           (a)             1,713,036
       2,616,000  Citizens Financial Group, Inc. (b) (f)................       5.50%           (a)             2,573,752
         900,000  Credit Agricole S.A. (b)..............................       8.13%         09/19/33          1,007,156
         500,000  Credit Agricole S.A. (b) (f)..........................       6.63%           (a)               500,000
       1,500,000  Credit Agricole S.A. (b)..............................       8.38%           (a)             1,725,000
       1,500,000  Credit Agricole S.A. (b) (f)..........................       8.38%           (a)             1,725,000
       2,000,000  Dresdner Funding Trust I .............................       8.15%         06/30/31          2,524,400
       5,000,000  Fuerstenberg Capital International Sarl & Cie
                     SECS (b) ..........................................      10.25%           (a)             5,240,975
       1,000,000  HSBC Holdings PLC (b).................................       6.38%           (a)             1,007,000
       1,500,000  ING Groep N.V. (b)....................................       6.50%           (a)             1,479,375
       3,000,000  JPMorgan Chase & Co., Series S (b)....................       6.75%           (a)             3,181,875
         200,000  LBG Capital No.1 PLC (b) (f)..........................       8.50%           (a)               237,213
       2,000,000  LBG Capital No.1 PLC (b)..............................       8.50%           (a)             2,379,350
       2,850,000  Lloyds Bank PLC (b)...................................      12.00%           (a)             4,111,125
       1,000,000  Natixis S.A. (b)......................................      10.00%           (a)             1,172,500
       3,785,000  NIBC Bank N.V.........................................       7.63%           (a)             3,802,032
       1,000,000  Royal Bank of Scotland Group PLC (b)..................       7.65%           (a)             1,265,000
       1,000,000  Societe Generale S.A. (b).............................       7.88%           (a)             1,018,000
       2,000,000  Societe Generale S.A. (b) (f).........................       7.88%           (a)             2,036,000
         500,000  Wells Fargo & Co., Series U (b).......................       5.88%           (a)               512,500
       2,449,000  Zions Bancorporation, Series J (b)....................       7.20%           (a)             2,608,185
                                                                                                         ---------------
                                                                                                              55,510,064
                                                                                                         ---------------

                  CAPITAL MARKETS - 1.3%
       1,000,000  Goldman Sachs Group, Inc., Series M (b)...............       5.38%           (a)               995,250
       3,000,000  UBS Group AG (b)......................................       7.13%           (a)             3,144,300
                                                                                                         ---------------
                                                                                                               4,139,550
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 2.6%
       1,000,000  General Electric Capital Corp., Series A (b) .........       7.13%           (a)             1,157,500


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 $     2,000,000  General Electric Capital Corp., Series B (b) .........       6.25%           (a)       $     2,171,600
       4,000,000  Glen Meadow Pass Through Trust (b) (f)................       6.51%         02/12/67          3,720,000
       1,000,000  Macquarie PMI LLC ....................................       8.38%           (a)             1,017,578
                                                                                                         ---------------
                                                                                                               8,066,678
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
       1,500,000  Koninklijke KPN N.V. (b) (f)..........................       7.00%         03/28/73          1,580,625
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 4.0%
       5,325,000  Enel SpA (b) (f)......................................       8.75%         09/24/73          6,262,200
       2,000,000  NextEra Energy Capital Holdings, Inc., Series D (b)...       7.30%         09/01/67          2,008,260
       5,000,000  PPL Capital Funding, Inc., Series A (b)...............       6.70%         03/30/67          4,379,115
                                                                                                         ---------------
                                                                                                              12,649,575
                                                                                                         ---------------

                  FOOD PRODUCTS - 1.0%
       3,000,000  Land O'Lakes Capital Trust I (f)......................       7.45%         03/15/28          3,225,000
                                                                                                         ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.7%
       1,500,000  AES Gener S.A. (b) (f)................................       8.38%         12/18/73          1,646,250
         500,000  AES Gener S.A. (b)....................................       8.38%         12/18/73            548,750
                                                                                                         ---------------
                                                                                                               2,195,000
                                                                                                         ---------------

                  INSURANCE - 11.2%
         800,000  AG Insurance S.A. N.V. (b)............................       6.75%           (a)               862,000
       5,150,000  Aquarius + Investments PLC for Swiss Reinsurance
                     Ltd. (b) ..........................................       8.25%           (a)             5,633,858
       5,000,000  Assured Guaranty Municipal Holdings, Inc. (b) (f) ....       6.40%         12/15/66          3,725,000
       1,000,000  Aviva PLC ............................................       8.25%           (a)             1,102,910
         500,000  Catlin Insurance Co., Ltd. (b)........................       7.25%           (a)               466,250
         500,000  Cloverie PLC for Zurich Insurance Co., Ltd. (b) ......       8.25%           (a)               567,337
         500,000  CNP Assurances (b)....................................       7.50%           (a)               551,851
       3,000,000  Friends Life Holdings PLC (b).........................       7.88%           (a)             3,339,825
       3,820,000  La Mondiale SAM (b)...................................       7.63%           (a)             4,200,334
       5,260,000  Liberty Mutual Group, Inc. (b) (f)....................       7.00%         03/15/37          5,404,650
         325,000  Liberty Mutual Group, Inc. (b) (f)....................      10.75%         06/15/58            494,813
       1,000,000  MetLife Capital Trust X (f)...........................       9.25%         04/08/38          1,402,300
         400,000  Mitsui Sumitomo Insurance Co., Ltd. (b) (f) ..........       7.00%         03/15/72            465,500
         600,000  Nationwide Financial Services, Inc....................       6.75%         05/15/37            632,400
       5,000,000  Sirius International Group Ltd. (b) (e)...............       7.51%           (a)             5,125,000
       1,500,000  StanCorp Financial Group, Inc. (b)....................       6.90%         06/01/67          1,391,250
                                                                                                         ---------------
                                                                                                              35,365,278
                                                                                                         ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES...................................................      122,731,770
                  (Cost $122,669,240)                                                                    ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CORPORATE BONDS AND NOTES - 1.6%

                  FOOD PRODUCTS - 1.6%
 $     5,000,000  Land O' Lakes, Inc. (e)...............................       8.00%           (a)       $     5,162,500
                                                                                                         ---------------
                  TOTAL CORPORATE BONDS AND NOTES......................................................        5,162,500
                  (Cost $5,000,000)                                                                      ---------------

     SHARES                                            DESCRIPTION                                            VALUE
----------------  -------------------------------------------------------------------------------------  ---------------
CLOSED-END FUNDS - 0.3%

                  CAPITAL MARKETS - 0.3%
          47,740  Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc...........................        1,050,280
                                                                                                         ---------------
                  TOTAL CLOSED-END FUNDS...............................................................        1,050,280
                  (Cost $1,084,765)                                                                      ---------------

                  TOTAL INVESTMENTS - 99.3%............................................................      313,274,591
                  (Cost $312,423,347) (g)

                  NET OTHER ASSETS AND LIABILITIES - 0.7%..............................................        2,308,438
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $   315,583,029
                                                                                                         ===============

-----------------------------
(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2015.

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2015, securities noted as such amounted to $35,860,503 or 11.36% of net assets.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,457,357 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,606,113.


                     See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          7/31/2015       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
$25 Par Preferred Securities*.....................  $171,790,888  $171,790,888  $         --  $         --
$50 Par Preferred Securities*.....................     1,437,672     1,437,672            --            --
$100 Par Preferred Securities:
    Consumer Finance..............................       672,547       672,547            --            --
    Other Industry Categories*....................     3,791,554            --     3,791,554            --
$1,000 Par Preferred Securities*..................     6,637,380            --     6,637,380            --
Capital Preferred Securities*.....................   122,731,770            --   122,731,770            --
Corporate Bonds and Notes*........................     5,162,500            --     5,162,500            --
Closed-End Funds*.................................     1,050,280     1,050,280            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $313,274,591  $174,951,387  $138,323,204  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at July 31, 2015.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2015 (UNAUDITED)


            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2015 (UNAUDITED)


The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2015, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC, the sub-advisor, has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                 PRINCIPAL
                                                  ACQUISITION      VALUE/       CURRENT       CARRYING                    % OF NET
SECURITY                                              DATE         SHARES        PRICE          COST         VALUE         ASSETS
------------------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
AgStar Financial Services ACA, 6.75%                7/31/15            2,500  $   1,044.63  $  2,631,250  $  2,611,563       0.83%
Land O' Lakes, Inc., 8.00%                          7/09/15     $  5,000,000          1.03     5,000,000     5,162,500       1.64

Sirius International Group Ltd., 7.51%             8/06/14 -
                                                    5/19/15     $  5,000,000          1.03     5,288,066     5,125,000       1.62
Sovereign Real Estate Investment Trust, 12.00%     5/12/14 -
                                                    2/5/15             1,456      1,323.75     1,945,760     1,927,380       0.61
                                                                                            ------------  ------------     ------
                                                                                            $ 14,865,076  $ 14,826,443       4.70%
                                                                                            ============  ============     ======

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS
JULY 31, 2015 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS - 95.3%

                  ARIZONA - 0.9%
$        200,000  Student & Academic Svcs LLC AZ Lease Rev Northern AZ
                     Capital Facs Fin Corp, BAM.........................        5.00%        06/01/21    $       230,794
                                                                                                         ---------------

                  CALIFORNIA - 4.8%
          75,000  CA St Hlth Facs Fing Auth Rev Ref Insd Marshall Med
                     Ctr................................................        5.00%        11/01/25             89,560
         525,000  Golden St Tobacco Securitization Corp. CA Tobacco
                     Settlement Asset-Backed Sr, Ser A-1................        4.50%        06/01/27            498,151
         210,000  La Verne CA Brethren Hillcrest Homes, COP ...........         5.00%        05/15/22            235,715
         125,000  Riverside Cnty CA Redev Agy Desert Cmntys Proj Area,
                     Ser D..............................................        5.00%        10/01/20            140,024
         295,000  Rohnert Park CA Cmnty Dev Agy Capital Appreciation
                     Rohnert Redev Proj, NATL-RE........................         (a)         08/01/20            256,033
                                                                                                         ---------------
                                                                                                               1,219,483
                                                                                                         ---------------

                  COLORADO - 5.8%
         500,000  CO St Edl & Cultural Facs Auth Rev Ref & Impt Chrt
                     Sch Univ Lab Bldg Corp. (b)........................        5.00%        12/15/28            514,230
         605,000  CO St Hlth Facs Auth Rev Ref Covenant Retirement
                     Cmntys, Ser A......................................        5.00%        12/01/27            654,610
          55,000  E-470 CO Pub Highway Auth Capital Appreciation Sr,
                     Ser B, NATL-RE.....................................         (a)         09/01/22             44,370
         250,000  Harvest Junction CO Met Dist Ref & Impt ..............        5.00%        12/01/30            267,520
                                                                                                         ---------------
                                                                                                               1,480,730
                                                                                                         ---------------

                  FLORIDA - 9.4%
         225,000  Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt
                     Academy & Cornerstone Chrt High Sch (c)............        5.50%        10/01/22            231,138
         605,000  Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs,
                     Ser A, AGM, AMT (d)................................        5.00%        04/01/22            700,802
         250,000  Citizens Property Insurance Corp. FL, Ser A-1 ........        5.00%        06/01/22            288,385
          25,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc.
                     Proj, Ser A........................................        5.00%        08/15/19             27,960
         140,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc.
                     Proj, Ser A........................................        5.50%        08/15/24            161,371
         410,000  Miami-Dade Ctny FL Indl Dev Auth Nccd-Biscayne Pptys,
                     Ser A..............................................        4.00%        06/01/20            431,656
         500,000  Palm Beach Cnty FL Hlth Facs Auth Rev Ref Lifespace
                     Communities, Ser C.................................        5.00%        05/15/21            564,545
                                                                                                         ---------------
                                                                                                               2,405,857
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  GUAM - 1.5%
$        325,000  Guam Power Auth Rev Ref, Ser A, AGM (d) ..............        5.00%        10/01/20    $       374,985
                                                                                                         ---------------

                  HAWAII - 1.2%
         170,000  HI St Dept of Budget & Fin Spl Purpose Rev Ref HI
                     Pacific Hlth Oblig Group, Ser B....................        5.00%        07/01/30            190,589
         110,000  HI St Pacific Hlth Spl Purpose Rev, Ser B ............        5.63%        07/01/30            127,204
                                                                                                         ---------------
                                                                                                                 317,793
                                                                                                         ---------------

                  IDAHO - 3.2%
         500,000  ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D .....        5.00%        12/01/33            551,200
         250,000  ID St Hsg & Fin Assn Nonprofit Facs Rev Liberty Chrt
                     Sch, Ser A (c).....................................        6.00%        06/01/38            258,477
                                                                                                         ---------------
                                                                                                                 809,677
                                                                                                         ---------------

                  ILLINOIS - 1.5%
         100,000  IL St Fin Auth Rev Centegra Hlth Sys .................        5.00%        09/01/18            109,145
          75,000  IL St Fin Auth Rev Centegra Hlth Sys, Ser A ..........        5.00%        09/01/22             83,734
          25,000  IL St Fin Auth Rev Central Dupage Hlth ...............        5.00%        11/01/27             28,250
          15,000  IL St Fin Auth Rev Ref Lutheran Hillside Village .....        5.13%        02/01/26             15,463
         150,000  IL St Ref, AGM (d) ...................................        5.00%        01/01/22            159,234
                                                                                                         ---------------
                                                                                                                 395,826
                                                                                                         ---------------

                  INDIANA - 2.8%
         350,000  IN St Fin Auth Rev BHI Sr Living .....................        5.50%        11/15/26            391,006
         250,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A .....        5.75%        11/15/28            272,280
          40,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A .....        6.00%        11/15/28             44,251
                                                                                                         ---------------
                                                                                                                 707,537
                                                                                                         ---------------

                  IOWA - 0.4%
         100,000  IA St Fin Auth Midwestern Disaster Area Rev IA
                     Fertilizer Co Proj.................................        5.50%        12/01/22            105,573
                                                                                                         ---------------

                  KENTUCKY - 1.4%
         300,000  KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE ...        5.00%        09/01/22            347,283
                                                                                                         ---------------

                  LOUISIANA - 0.4%
         100,000  LA St Pub Facs Auth Rev Ochsner Clinic Fdtn Proj .....        5.25%        05/15/22            114,243
                                                                                                         ---------------

                  MARYLAND - 0.7%
         170,000  MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj,
                     Ser A..............................................        5.38%        06/01/25            185,519
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  MASSACHUSETTS - 0.6%
$        140,000  MA St Dev Fin Agy Rev Simmons Collateral, Ser H,
                     XLCA...............................................        5.25%        10/01/26    $       156,017
                                                                                                         ---------------

                  MICHIGAN - 0.7%
         175,000  MI St Fin Auth Rev Detroit Sch Dist ..................        5.50%        06/01/21            189,646
                                                                                                         ---------------

                  MINNESOTA - 2.9%
         460,000  Hugo MN Chrt Sch Lease Rev Noble Academy Proj,
                     Ser A..............................................        4.00%        07/01/21            483,699
         250,000  Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg
                     Proj Ref...........................................        3.50%        08/01/20            250,228
                                                                                                         ---------------
                                                                                                                 733,927
                                                                                                         ---------------

                  MISSISSIPPI - 0.7%
         155,000  MS St Dev Bank Spl Oblig Magnolia Regional Hlth Ctr
                     Proj, Ser A........................................        6.25%        10/01/26            179,155
                                                                                                         ---------------

                  MISSOURI - 2.3%
         550,000  MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran
                     Sr.................................................        5.38%        02/01/35            587,075
                                                                                                         ---------------

                  NEBRASKA - 3.3%
         750,000  Central Plains Energy Proj NE Gas Proj Rev Proj #3 ...        5.00%        09/01/27            831,817
                                                                                                         ---------------

                  NEVADA - 2.0%
         490,000  Las Vegas NV Spl Impt Dist #808 & #810 Ref ...........        5.00%        06/01/22            523,805
                                                                                                         ---------------

                  NEW JERSEY - 4.3%
         315,000  NJ St Econ Dev Auth Rev Lions Gate Proj ..............        4.00%        01/01/20            319,313
          80,000  NJ St Hlth Care Facs Fing Auth Rev Ref Barnabas Hlth,
                     Ser A..............................................        4.63%        07/01/23             88,675
         600,000  NJ St Transit Corp, Ser A, GAN .......................        5.00%        09/15/21            684,870
                                                                                                         ---------------
                                                                                                               1,092,858
                                                                                                         ---------------

                  NEW MEXICO - 2.0%
         500,000  Winrock Town Center NM Tax Incr Dev Dist #1 Sr Lien
                     Gross Reciepts Tax Incr Bds (b)....................        5.25%        05/01/25            501,840
                                                                                                         ---------------

                  NEW YORK - 1.7%
         200,000  Cattaraugus Cnty NY Capital Resource Corp Rev
                     St Bonaventure Univ Proj...........................        5.00%        05/01/23            223,334
          85,000  NY St Dorm Auth Revs Non St Supported Debt Pace Univ,
                     Ser A..............................................        5.00%        05/01/23             93,756
         100,000  Suffolk Cnty NY Econ Dev Corp Rev Catholic Hlth
                     Svcs...............................................        5.00%        07/01/28            110,919
                                                                                                         ---------------
                                                                                                                 428,009
                                                                                                         ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  NORTH DAKOTA - 1.0%
$        225,000  Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr
                     Proj, Ser A........................................        5.00%        07/01/22    $       266,688
                                                                                                         ---------------

                  OHIO - 1.0%
         230,000  Southeastern OH Port Auth Hosp Facs Rev Ref Mem Hlth
                     Sys................................................        5.00%        12/01/23            243,625
                                                                                                         ---------------

                  OKLAHOMA - 1.8%
         310,000  Tulsa OK Arpts Impt Trust Ref, Ser A, AMT, BAM .......        5.00%        06/01/23            349,931
         100,000  Tulsa OK Arpts Impt Trust Ref, Ser D, BAM ............        5.00%        06/01/28            107,980
                                                                                                         ---------------
                                                                                                                 457,911
                                                                                                         ---------------

                  PENNSYLVANIA - 7.4%
         500,000  Beaver Cnty PA Indl Dev Auth Ref Firstenergy Nuclear,
                     Ser B (e)..........................................        3.50%        06/01/20            503,740
         460,000  Cumberland Cnty PA Muni Auth Ref Diakon Lutheran
                     Ministries Proj....................................        5.00%        01/01/22            512,104
         225,000  Dallas PA Area Muni Auth Univ Rev Ref Misericordia
                     Univ Proj..........................................        5.00%        05/01/21            246,564
         500,000  Middletown PA Sch Dist, Ser A ........................        5.00%        03/01/28            565,605
          50,000  Montgomery Cnty PA Indl Dev Auth Acts Retirement Life
                     Cmntys Ref.........................................        5.00%        11/15/29             53,677
                                                                                                         ---------------
                                                                                                               1,881,690
                                                                                                         ---------------

                  PUERTO RICO - 0.6%
         190,000  Puerto Rico Indl Tourist Edl Med & Envir Control Fac
                     Ref Univ Sacred Heart..............................        5.00%        10/01/22            158,312
                                                                                                         ---------------

                  SOUTH CAROLINA - 4.0%
         745,000  Piedmont SC Muni Power Agy Elec Rev Ref, Ser A-3 .....        5.00%        01/01/23            835,808
         150,000  SC St Jobs-Econ Dev Auth Hosp Rev Ref Palmetto Hlth,
                     Ser A, AGM (d).....................................        5.50%        08/01/24            177,725
                                                                                                         ---------------
                                                                                                               1,013,533
                                                                                                         ---------------

                  SOUTH DAKOTA - 0.1%
          30,000  SD St Hlth & Edl Facs Auth Avera Hlth, Ser B .........        5.50%        07/01/35             32,967
                                                                                                         ---------------

                  TENNESSEE - 2.7%
         600,000  Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B,
                     AMT................................................        5.75%        07/01/23            687,990
                                                                                                         ---------------

                  TEXAS - 12.7%
         600,000  Flower Mound TX Spl Assmt Rev River Walk Pub Impt
                     Dist #1............................................        6.13%        09/01/28            608,544
         500,000  Houston TX Arpt Sys Rev Ref United Airls Inc.
                     Terminal E Proj, AMT...............................        4.50%        07/01/20            524,875


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  TEXAS (CONTINUED)
$        290,000  New Hope Cultural Ed Facs Fin Corp TX Retirement Fac
                     Rev Wesleyan Homes Inc. Proj.......................        5.00%        01/01/24    $       297,934
         500,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev
                     Chf Collegiate Hsg Galveston I LLC TX A&M Univ
                     Galveston..........................................        5.00%        04/01/22            554,495
          25,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev
                     Chf Stephenville-Tarleton St Univ Proj, Ser A......        4.25%        04/01/22             26,608
         480,000  Red River TX Hlth Facs Dev Corp Retirement Fac Rev
                     MRC Crestview, Ser A...............................        7.75%        11/15/31            560,731
         600,000  TX St Muni Gas Acquisition & Supply Corp III Gas
                     Supply Rev.........................................        5.00%        12/15/24            677,022
                                                                                                         ---------------
                                                                                                               3,250,209
                                                                                                         ---------------

                  WASHINGTON - 1.8%
         155,000  Mason Cnty WA Pub Utility Dist #1 Sys ................        3.50%        12/01/21            157,372
         110,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A ....        5.00%        12/01/22            122,981
         165,000  Skagit Cnty WA Pub Hosp Dist #1 Skagit Valley Hosp ...        5.00%        12/01/20            183,518
                                                                                                         ---------------
                                                                                                                 463,871
                                                                                                         ---------------

                  WISCONSIN - 7.7%
         540,000  Pub Fin Auth WI Student Hsg Rev Chf Cullowhee LLC
                     Wstrn Carolina Univ Proj, Ser A....................        5.00%        07/01/23            588,881
         500,000  WI St Hlth & Edl Facs Auth Rev Ref Marquette Univ ....        5.00%        10/01/28            563,260
         735,000  WI St Hlth & Edl Facs Auth Rev Ref Prohealth Care
                     Oblig Group........................................        5.00%        08/15/31            815,497
                                                                                                         ---------------
                                                                                                               1,967,638
                                                                                                         ---------------

                  TOTAL INVESTMENTS - 95.3%............................................................       24,343,883
                  (Cost $24,063,068) (f)

                  NET OTHER ASSETS AND LIABILITIES - 4.7%..............................................        1,207,892
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $    25,551,775
                                                                                                         ===============

-----------------------------

(a)   Zero coupon bond.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see
      Note 2C - Restricted Securities in the Notes to Portfolio of Investments).


                     See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2015, securities noted as such amounted to $489,615 or 1.92% of net assets.

(d) The following table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the net assets of the Fund. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      -----------------------------------------------------
      ENTITY                                     PERCENTAGE
      -----------------------------------------------------
      Assured Guaranty Municipal Corp.           5.5%
      -----------------------------------------------------

(e) Security has a mandatory put by the holder. Maturity date reflects such put.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $345,387 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $64,572.


    AGM  Assured Guaranty Municipal Corp.
    AMT  Alternative Minimum Tax
    BAM  Building America Mutual
    COP  Certificates of Participation
    GAN  Grant Anticipation Notes
NATL-RE  National Public Finance Guarantee Corp.
   XLCA  Syncora Guarantee Inc.


-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):


                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          7/31/2015       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
Municipal Bonds*..................................  $ 24,343,883  $         --  $ 24,343,883  $         --
                                                    ============  ============  ============  ============

* See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2015.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           JULY 31, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of four funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the "Fund"), which trades under the ticker FMB on The NASDAQ(R) Stock Market LLC.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           JULY 31, 2015 (UNAUDITED)

obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security; and

      10)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           JULY 31, 2015 (UNAUDITED)

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2015, the Fund held restricted securities as shown in the following table that First Trust has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                                           % OF
                                                      ACQUISITION    PRINCIPAL              CARRYING                        NET
SECURITY                                                  DATE     VALUE/SHARES   PRICE       COST           VALUE         ASSETS
----------------------------------------------------  -----------  ------------  -------  -------------  -------------  ------------
CO St Edl & Cultural Facs Auth Rev Ref & Impt           03/13/15     $ 500,000     1.03    $   522,577    $   514,230       2.01
   Chrt Sch Univ Lab Bldg Corp., 12/15/28
Winrock Town Center NM Tax Incr Dev Dist #1 Sr Lien
   Gross Reciepts Tax Incr Bds, 05/01/25                06/30/15     $ 500,000     1.00        500,000        501,840       1.96
                                                                                           -----------    -----------       -----
                                                                                           $ 1,022,577    $ 1,016,070       3.97%
                                                                                           ===========    ===========       =====

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JULY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 95.4%

                 AEROSPACE & DEFENSE - 1.0%
          1,109  Boeing (The) Co. (a)................................................  $       159,884
            172  TransDigm Group, Inc. (a) (b).......................................           38,924
                                                                                       ---------------
                                                                                               198,808
                                                                                       ---------------

                 AIRLINES - 4.6%
          5,318  Alaska Air Group, Inc. .............................................          402,839
            963  Delta Air Lines, Inc. (a)...........................................           42,699
         12,209  Hawaiian Holdings, Inc. (b).........................................          265,179
          8,122  JetBlue Airways Corp. (b)...........................................          186,644
                                                                                       ---------------
                                                                                               897,361
                                                                                       ---------------

                 AUTO COMPONENTS - 0.6%
          4,718  Tower International, Inc. (b).......................................          123,281
                                                                                       ---------------

                 BANKS - 4.8%
          8,777  CIT Group, Inc. (a).................................................          412,870
          1,474  Customers Bancorp, Inc. (a) (b).....................................           37,071
          1,858  Fifth Third Bancorp (a).............................................           39,148
          1,872  FirstMerit Corp. (a)................................................           35,081
          4,798  JPMorgan Chase & Co. ...............................................          328,807
            876  U.S. Bancorp (a)....................................................           39,604
            681  UMB Financial Corp. (a).............................................           37,333
                                                                                       ---------------
                                                                                               929,914
                                                                                       ---------------

                 BIOTECHNOLOGY - 3.9%
          1,744  Advaxis, Inc. (b)...................................................           29,055
            252  Amgen, Inc. (a).....................................................           44,501
          5,804  Gilead Sciences, Inc. (a)...........................................          684,059
                                                                                       ---------------
                                                                                               757,615
                                                                                       ---------------

                 CHEMICALS - 1.4%
          4,486  Braskem S.A., ADR ..................................................           32,523
          1,757  Dow Chemical (The) Co. .............................................           82,684
            855  Innospec, Inc. (a)..................................................           36,979
          1,373  LyondellBasell Industries NV (a)....................................          128,829
                                                                                       ---------------
                                                                                               281,015
                                                                                       ---------------

                 COMMERCIAL SERVICES & SUPPLIES - 4.6%
         11,184  Quad/Graphics, Inc. ................................................          183,977
         17,016  Republic Services, Inc. ............................................          723,690
                                                                                       ---------------
                                                                                               907,667
                                                                                       ---------------

                 CONSUMER FINANCE - 1.5%
          3,677  Capital One Financial Corp. ........................................          298,940
                                                                                       ---------------

                 CONTAINERS & PACKAGING - 0.4%
          1,160  Berry Plastics Group, Inc. (a) (b)..................................           37,769
          2,868  Graphic Packaging Holding Co. (a)...................................           43,307
                                                                                       ---------------
                                                                                                81,076
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 DIVERSIFIED FINANCIAL SERVICES - 0.2%
            692  Citigroup, Inc. (a).................................................  $        40,454
                                                                                       ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 4.5%
          3,160  Atlantic Tele-Network, Inc. ........................................          223,538
         21,424  Centurylink, Inc. (a)...............................................          612,727
          1,847  Consolidated Communications Holdings, Inc. (a)......................           36,811
                                                                                       ---------------
                                                                                               873,076
                                                                                       ---------------

                 ELECTRICAL EQUIPMENT - 0.2%
            724  AMETEK, Inc. (a)....................................................           38,408
                                                                                       ---------------

                 ENERGY EQUIPMENT & SERVICES - 0.2%
         11,044  Seventy Seven Energy, Inc. (b)......................................           34,457
                                                                                       ---------------

                 FOOD & STAPLES RETAILING - 4.8%
            284  Costco Wholesale Corp. (a)..........................................           41,265
          2,576  Ingles Markets, Inc. ...............................................          119,218
         10,800  Wal-Mart Stores, Inc. (a)...........................................          777,384
                                                                                       ---------------
                                                                                               937,867
                                                                                       ---------------

                 FOOD PRODUCTS - 1.1%
            692  Hormel Foods Corp. (a)..............................................           40,973
          6,515  Pilgrim's Pride Corp. (a)...........................................          140,985
            920  Pinnacle Foods, Inc. (a)............................................           41,354
                                                                                       ---------------
                                                                                               223,312
                                                                                       ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
            411  Stryker Corp. (a)...................................................           42,033
                                                                                       ---------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.9%
            560  Amsurg Corp. (a) (b)................................................           40,174
            445  Express Scripts Holding Co. (a) (b).................................           40,081
            275  Henry Schein, Inc. (a) (b)..........................................           40,695
            541  MEDNAX, Inc. (a) (b)................................................           45,790
                                                                                       ---------------
                                                                                               166,740
                                                                                       ---------------

                 HOTELS, RESTAURANTS & LEISURE - 0.7%
          4,598  China Lodging Group Ltd., ADR (b)...................................          106,490
          1,673  La Quinta Holdings, Inc. (a) (b)....................................           35,501
                                                                                       ---------------
                                                                                               141,991
                                                                                       ---------------

                 HOUSEHOLD DURABLES - 0.8%
             28  NVR, Inc. (b).......................................................           41,721
          2,027  PulteGroup, Inc. (a)................................................           41,999
          1,068  Toll Brothers, Inc. (a) (b).........................................           41,567
            593  Tupperware Brands Corp. (a).........................................           34,673
                                                                                       ---------------
                                                                                               159,960
                                                                                       ---------------

                 INDUSTRIAL CONGLOMERATES - 0.2%
            225  Roper Industries, Inc. (a)..........................................           37,636
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 INTERNET & CATALOG RETAIL - 0.8%
          1,373  Liberty Media Corp. - Interactive, Class A (a) (b)..................  $        39,886
            970  Liberty Ventures, Series A (a) (b)..................................           40,235
          2,276  PetMed Express, Inc. (a)............................................           38,351
             34  priceline.com, Inc. (a) (b).........................................           42,281
                                                                                       ---------------
                                                                                               160,753
                                                                                       ---------------

                 INTERNET SOFTWARE & SERVICES - 0.7%
            646  eBay, Inc. (a) (b)..................................................           18,165
            903  Envestnet, Inc. (b).................................................           40,897
            620  VeriSign, Inc. (a) (b)..............................................           43,983
          2,908  Xunlei Ltd., ADR (b)................................................           26,899
                                                                                       ---------------
                                                                                               129,944
                                                                                       ---------------

                 IT SERVICES - 1.7%
          1,625  Accenture PLC, Class A (a)..........................................          167,554
            371  Global Payments, Inc. (a)...........................................           41,585
            825  Syntel, Inc. (a) (b)................................................           36,044
            569  Visa, Inc., Class A (a).............................................           42,869
          1,850  Western Union Co. (a)...............................................           37,444
                                                                                       ---------------
                                                                                               325,496
                                                                                       ---------------

                 MACHINERY - 0.6%
          1,300  Allison Transmission Holdings, Inc. (a).............................           37,934
            346  Middleby (The) Corp. (a) (b)........................................           42,454
            730  Watts Water Technologies, Inc. (a)..................................           40,486
                                                                                       ---------------
                                                                                               120,874
                                                                                       ---------------

                 METALS & MINING - 1.6%
            620  Reliance Steel & Aluminum Co. ......................................           37,572
          1,860  Steel Dynamics, Inc. (a)............................................           37,256
          2,785  SunCoke Energy, Inc. (a)............................................           34,228
         13,404  Ternium S.A., ADR (a)...............................................          208,432
                                                                                       ---------------
                                                                                               317,488
                                                                                       ---------------

                 MULTILINE RETAIL - 1.1%
          2,641  Target Corp. .......................................................          216,166
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - 9.0%
          4,712  Exxon Mobil Corp. ..................................................          373,237
         11,789  Marathon Petroleum Corp. ...........................................          644,505
          1,492  PBF Energy, Inc. ...................................................           47,102
            645  PetroChina Co., Ltd., ADR (a).......................................           63,462
          9,746  Valero Energy Corp. ................................................          639,338
                                                                                       ---------------
                                                                                             1,767,644
                                                                                       ---------------

                 PERSONAL PRODUCTS - 3.8%
          5,888  Avon Products, Inc. (a).............................................           33,385
         15,848  Unilever PLC, ADR ..................................................          718,390
                                                                                       ---------------
                                                                                               751,775
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 PHARMACEUTICALS - 9.7%
            593  Bristol-Myers Squibb Co. (a)........................................  $        38,924
          6,242  Johnson & Johnson (a)...............................................          625,511
          3,360  Novartis AG, ADR ...................................................          348,600
         14,302  Novo Nordisk A/S, ADR (a)...........................................          843,246
            159  Shire PLC, ADR .....................................................           42,423
                                                                                       ---------------
                                                                                             1,898,704
                                                                                       ---------------

                 PROFESSIONAL SERVICES - 0.2%
            765  Insperity, Inc. (a).................................................           38,464
                                                                                       ---------------

                 REAL ESTATE INVESTMENT TRUSTS - 1.8%
          3,976  Annaly Capital Management, Inc. (a).................................           39,561
            588  Digital Realty Trust, Inc. (a)......................................           37,791
            579  Health Care REIT, Inc. (a)..........................................           40,165
          1,970  Host Hotels & Resorts, Inc. (a).....................................           38,179
          5,086  MFA Mortgage Investments, Inc. (a)..................................           38,298
          2,196  Paramount Group, Inc. (a)...........................................           39,242
            208  Public Storage (a)..................................................           42,677
            221  Simon Property Group, Inc. (a)......................................           41,376
          4,648  VEREIT, Inc. (a)....................................................           40,716
                                                                                       ---------------
                                                                                               358,005
                                                                                       ---------------

                 ROAD & RAIL - 1.5%
          7,418  Con-way, Inc. ......................................................          287,744
                                                                                       ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
         21,633  Intel Corp. (a).....................................................          626,275
            729  Monolithic Power Systems, Inc. (a)..................................           37,697
          1,821  NVIDIA Corp. (a)....................................................           36,329
            735  Texas Instruments, Inc. (a).........................................           36,735
            838  Xilinx, Inc. (a)....................................................           34,987
                                                                                       ---------------
                                                                                               772,023
                                                                                       ---------------

                 SOFTWARE - 2.3%
          1,582  Activision Blizzard, Inc. (a).......................................           40,800
            496  Adobe Systems, Inc. (a) (b).........................................           40,667
            436  ANSYS, Inc. (a) (b).................................................           41,049
          1,909  Aspen Technology, Inc. (a) (b)......................................           84,722
          1,294  CA, Inc. (a)........................................................           37,701
          1,366  Cheetah Mobile, Inc., ADR (b).......................................           36,472
            614  Electronic Arts, Inc. (a) (b).......................................           43,932
            238  FactSet Research Systems, Inc. (a)..................................           39,427
            825  SolarWinds, Inc. (a) (b)............................................           32,909
            641  SS&C Technologies Holdings, Inc. (a)................................           43,607
                                                                                       ---------------
                                                                                               441,286
                                                                                       ---------------

                 SPECIALTY RETAIL - 11.9%
         19,768  Aaron's, Inc. ......................................................          731,021
          4,227  Barnes & Noble, Inc. ...............................................          111,128
          4,587  Finish Line (The), Inc., Class A ...................................          126,097
          7,024  GameStop Corp., Class A (a).........................................          322,050


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

 SHARES/UNITS                                DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 SPECIALTY RETAIL (CONTINUED)
            353  Home Depot (The), Inc. (a)..........................................  $        41,312
          1,464  Michaels Cos, Inc./The (a) (b)......................................           37,098
          3,027  Outerwall, Inc. (a).................................................          214,372
         22,286  Rent-A-Center, Inc. ................................................          597,042
          8,929  TravelCenters of America LLC (b)....................................          145,185
                                                                                       ---------------
                                                                                             2,325,305
                                                                                       ---------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.1%
          6,165  Apple, Inc. (a).....................................................          747,815
          5,615  Seagate Technology PLC .............................................          284,119
          1,816  Western Digital Corp. ..............................................          156,285
                                                                                       ---------------
                                                                                             1,188,219
                                                                                       ---------------

                 TOBACCO - 0.5%
            812  Altria Group, Inc. (a)..............................................           44,157
            527  Reynolds American, Inc. (a).........................................           45,211
                                                                                       ---------------
                                                                                                89,368
                                                                                       ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 1.5%
         34,378  VimpelCom Ltd., ADR (a).............................................          198,705
          2,379  Vodafone Group PLC, ADR (a).........................................           89,878
                                                                                       ---------------
                                                                                               288,583
                                                                                       ---------------
                 TOTAL COMMON STOCKS ................................................       18,649,452
                 (Cost $18,535,118)                                                    ---------------

MASTER LIMITED PARTNERSHIPS - 3.3%

                 OIL, GAS & CONSUMABLE FUELS - 3.3%
          2,724  Alliance Holdings GP, L.P. (a)......................................          103,076
          5,759  Alon USA Partners L.P. .............................................          126,468
            512  Buckeye Partners, L.P. .............................................           38,385
          1,233  Enterprise Products Partners, L.P. (a)..............................           34,931
          1,097  Global Partners, L.P. (a)...........................................           35,762
            687  Magellan Midstream Partners, L.P. (a)...............................           48,365
          5,280  Northern Tier Energy L.P. ..........................................          132,000
            668  TC Pipelines, L.P. (a)..............................................           38,276
            821  Terra Nitrogen Co, L.P. (a).........................................           90,901
                                                                                       ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................          648,164
                 (Cost $686,423)                                                       ---------------

                 TOTAL  LONG-TERM INVESTMENTS - 98.7% ...............................       19,297,616
                 (Cost $19,221,541)(c)                                                 ---------------

COMMON STOCKS SOLD SHORT - (17.1%)
                 AEROSPACE & DEFENSE - (0.8%)
           (685) Honeywell International, Inc.  .....................................          (71,959)
           (675) Raytheon Co. .......................................................          (73,636)
           (359) Textron, Inc. ......................................................          (15,688)
                                                                                       ---------------
                                                                                              (161,283)
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 AIR FREIGHT & LOGISTICS - (0.1%)
         (2,813) UTi Worldwide, Inc. (b) ............................................  $       (23,629)
                                                                                       ---------------

                 AIRLINES - (0.0%)
         (1,523) Republic Airways Holdings, Inc.  (b)................................           (7,676)
                                                                                       ---------------

                 AUTO COMPONENTS - (0.2%)
           (823) Johnson Controls, Inc. .............................................          (37,496)
                                                                                       ---------------

                 AUTOMOBILES - (0.1%)
           (630) General Motors Co. .................................................          (19,851)
                                                                                       ---------------

                 BANKS - (0.3%)
           (411) Popular, Inc. (b)...................................................          (12,585)
           (587) SunTrust Banks, Inc.................................................          (26,028)
           (607) Zions Bancorporation ...............................................          (18,932)
                                                                                       ---------------
                                                                                               (57,545)
                                                                                       ---------------

                 BEVERAGES - (0.8%)
         (1,778) Coca-Cola (The) Co. ................................................          (73,040)
           (535) Coca-Cola Enterprises, Inc. ........................................          (27,328)
           (644) PepsiCo, Inc. ......................................................          (62,049)
                                                                                       ---------------
                                                                                              (162,417)
                                                                                       ---------------

                 BIOTECHNOLOGY - (1.2%)
           (758) Acceleron Pharma, Inc.  (b).........................................          (21,709)
            (92) Alexion Pharmaceuticals, Inc. (b)...................................          (18,165)
           (206) BioMarin Pharmaceutical, Inc.  (b)..................................          (30,132)
         (1,277) Infinity Pharmaceuticals, Inc.  (b).................................          (11,161)
            (61) Intercept Pharmaceuticals, Inc.  (b)................................          (16,092)
         (3,626) Ironwood Pharmaceuticals, Inc.  (b).................................          (37,892)
         (1,102) Ophthotech Corp.  (b)...............................................          (74,594)
           (377) Portola Pharmaceuticals, Inc.  (b)..................................          (18,639)
                                                                                       ---------------
                                                                                              (228,384)
                                                                                       ---------------

                 CAPITAL MARKETS - (0.4%)
           (894) State Street Corp. .................................................          (68,445)
                                                                                       ---------------

                 CHEMICALS - (0.5%)
           (461) Air Products & Chemicals, Inc. .....................................          (65,697)
           (637) Huntsman Corp.  ....................................................          (12,103)
           (282) Monsanto Co.  ......................................................          (28,733)
                                                                                       ---------------
                                                                                              (106,533)
                                                                                       ---------------
                 COMMERCIAL SERVICES & SUPPLIES - (0.2%)
           (812) Covanta Holding Corp. ..............................................          (16,029)
         (1,181) R.R. Donnelley & Sons Co. ..........................................          (20,726)
                                                                                       ---------------
                                                                                               (36,755)
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 COMMUNICATIONS EQUIPMENT - (0.2%)
           (344) QUALCOMM, Inc.  ....................................................  $       (22,150)
         (1,115) Viavi Solutions, Inc. (b)...........................................          (12,366)
                                                                                       ---------------
                                                                                               (34,516)
                                                                                       ---------------

                 CONSTRUCTION & ENGINEERING - (0.3%)
         (3,606) KBR, Inc. ..........................................................          (62,997)
                                                                                       ---------------

                 CONSUMER FINANCE - (0.1%)
           (471) Discover Financial Services ........................................          (26,287)
                                                                                       ---------------

                 DIVERSIFIED CONSUMER SERVICES - (0.1%)
            (29) Graham Holdings Co. ................................................          (19,997)
                                                                                       ---------------

                 DIVERSIFIED FINANCIAL SERVICES - (0.3%)
           (566) McGraw Hill Financial, Inc. ........................................          (57,591)
                                                                                       ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - (0.3%)
         (1,377) inContact, Inc.  (b)................................................          (12,778)
         (1,173) Verizon Communications, Inc. .......................................          (54,885)
                                                                                       ---------------
                                                                                               (67,663)
                                                                                       ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.7%)
           (992) Arrow Electronics, Inc. (b).........................................          (57,685)
         (2,531) Corning, Inc. ......................................................          (47,279)
           (237) Littelfuse, Inc. ...................................................          (21,804)
           (209) Rogers Corp. (b)....................................................          (11,698)
                                                                                       ---------------
                                                                                              (138,466)
                                                                                       ---------------

                 FOOD & STAPLES RETAILING - (0.8%)
           (689) Casey's General Stores, Inc. .......................................          (70,426)
           (973) Kroger (The) Co. ...................................................          (38,180)
         (1,037) United Natural Foods, Inc.  (b).....................................          (47,215)
                                                                                       ---------------
                                                                                              (155,821)
                                                                                       ---------------
                 FOOD PRODUCTS - (0.4%)
                 Snyder's-Lance, Inc. ...............................................
         (2,094)                                                                               (68,097)
                                                                                       ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - (0.9%)
           (503) Becton, Dickinson & Co. ............................................          (76,531)
         (2,514) Boston Scientific Corp.  (b)........................................          (43,593)
           (652) Cardiovascular Systems, Inc. (b)....................................          (19,456)
         (1,228) Endologix, Inc. (b).................................................          (17,511)
           (286) St. Jude Medical, Inc...............................................          (21,113)
                                                                                       ---------------
                                                                                              (178,204)
                                                                                       ---------------
                 HEALTH CARE PROVIDERS & SERVICES - (0.5%)
           (618) Brookdale Senior Living, Inc. (b)...................................          (20,474)
           (592) Laboratory Corp of America Holdings (b).............................          (75,356)
                                                                                       ---------------
                                                                                               (95,830)
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 HEALTH CARE TECHNOLOGY - (0.3%)
         (1,684) IMS Health Holdings, Inc. (b).......................................  $       (55,825)
                                                                                       ---------------

                 HOTELS, RESTAURANTS & LEISURE - (0.5%)
           (637) Carnival Corp. .....................................................          (33,946)
         (1,136) Hyatt Hotels Corp. (b)..............................................          (63,423)
                                                                                       ---------------
                                                                                               (97,369)
                                                                                       ---------------

                 INTERNET SOFTWARE & SERVICES - (0.4%)
            (65) LinkedIn Corp. (b)..................................................          (13,212)
           (807) Marketo, Inc. (b)...................................................          (24,541)
         (2,324) Monster Worldwide, Inc. (b).........................................          (16,384)
           (661) Twitter, Inc. (b)...................................................          (20,498)
                                                                                       ---------------
                                                                                               (74,635)
                                                                                       ---------------

                 IT SERVICES - (0.4%)
            (47) Alliance Data Systems Corp. (b).....................................          (12,927)
           (279) Computer Sciences Corp. ............................................          (18,255)
         (1,853) Genpact Ltd. (b)....................................................          (41,155)
           (388) VeriFone Systems, Inc. (b)..........................................          (12,486)
                                                                                       ---------------
                                                                                               (84,823)
                                                                                       ---------------

                 LIFE SCIENCES TOOLS & SERVICES - (0.1%)
           (105) Waters Corp. (b)....................................................          (14,016)
                                                                                       ---------------

                 MACHINERY - (0.6%)
           (305) Caterpillar, Inc. ..................................................          (23,982)
           (231) CLARCOR, Inc. ......................................................          (13,899)
           (653) Donaldson Co., Inc. ................................................          (21,941)
           (328) Ingersoll-Rand PLC .................................................          (20,139)
           (285) Stanley Black & Decker, Inc. .......................................          (30,065)
                                                                                       ---------------
                                                                                              (110,026)
                                                                                       ---------------
                 MEDIA - (0.4%)
           (690) MDC Partners, Inc. .................................................          (12,164)
         (1,835) Thomson Reuters Corp. ..............................................          (74,226)
                                                                                       ---------------
                                                                                               (86,390)
                                                                                       ---------------

                 METALS & MINING - (0.2%)
         (2,949) Alcoa, Inc. ........................................................          (29,106)
           (870) Commercial Metals Co. ..............................................          (13,407)
                                                                                       ---------------
                                                                                               (42,513)
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - (1.0%)
         (1,214) Apache Corp. .......................................................          (55,674)
         (3,341) Bonanza Creek Energy, Inc. (b)......................................          (26,093)
           (712) Chevron Corp. ......................................................          (62,998)
           (167) EOG Resources, Inc. ................................................          (12,891)
           (182) Occidental Petroleum Corp. .........................................          (12,776)
         (2,686) WPX Energy, Inc.  (b)...............................................          (23,368)
                                                                                       ---------------
                                                                                              (193,800)
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 PHARMACEUTICALS - (0.6%)
           (533) Cempra, Inc. (b)....................................................  $       (22,312)
           (843) Eli Lilly & Co. ....................................................          (71,242)
           (511) Intersect ENT, Inc. (b).............................................          (15,161)
           (613) Ocular Therapeutix, Inc. (b)........................................          (14,154)
                                                                                       ---------------
                                                                                              (122,869)
                                                                                       ---------------

                 REAL ESTATE INVESTMENT TRUSTS - (1.0%)
         (1,514) Colony Financial, Inc. .............................................          (34,398)
           (763) Corporate Office Properties Trust ..................................          (17,648)
         (1,193) General Growth Properties, Inc. ....................................          (32,378)
         (1,448) Hudson Pacific Properties, Inc. ....................................          (44,570)
         (1,732) Redwood Trust, Inc. ................................................          (26,846)
           (602) WP Carey, Inc. .....................................................          (36,836)
                                                                                       ---------------
                                                                                              (192,676)
                                                                                       ---------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.1%)
           (179) Howard Hughes Corp./The (b).........................................          (24,337)
                                                                                       ---------------

                 ROAD & RAIL - (0.9%)
           (889) Genesee & Wyoming, Inc. (b).........................................          (63,315)
         (1,219) Roadrunner Transportation Systems, Inc. (b).........................          (31,913)
         (2,502) Werner Enterprises, Inc. ...........................................          (70,656)
                                                                                       ---------------
                                                                                              (165,884)
                                                                                       ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.2%)
           (754) Fairchild Semiconductor International, Inc. (b).....................          (11,355)
         (2,246) Lattice Semiconductor Corp. (b).....................................          (11,051)
           (759) Veeco Instruments, Inc. (b).........................................          (19,643)
                                                                                       ---------------
                                                                                               (42,049)
                                                                                       ---------------

                 SOFTWARE - (0.2%)
           (931) Callidus Software, Inc.  (b)........................................          (15,455)
           (313) FireEye, Inc. (b)...................................................          (13,925)
                                                                                       ---------------
                                                                                               (29,380)
                                                                                       ---------------
                 SPECIALTY RETAIL - (0.3%)
           (596) Best Buy Co., Inc. .................................................          (19,245)
           (198) CarMax, Inc. (b)....................................................          (12,773)
           (233) Signet Jewelers Ltd. ...............................................          (28,244)
                                                                                       ---------------
                                                                                               (60,262)
                                                                                       ---------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.2%)
         (1,366) Hewlett-Packard Co. ................................................          (41,690)
                                                                                       ---------------

                 THRIFTS & MORTGAGE FINANCE - (0.4%)
         (6,923) Hudson City Bancorp, Inc. ..........................................          (71,376)
                                                                                       ---------------


                     See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 WIRELESS TELECOMMUNICATION SERVICES - (0.1%)
           (367) T-Mobile US, Inc. (b)...............................................  $       (14,922)
                                                                                       ---------------
                 TOTAL COMMON STOCKS SOLD SHORT .....................................       (3,340,325)
                 (Proceeds $(3,469,572))                                               ---------------

EXCHANGE-TRADED FUNDS SOLD SHORT - (6.8%)

                 CAPITAL MARKETS - (6.8%)
         (6,369) SPDR S&P 500 ETF Trust .............................................       (1,340,674)
                                                                                       ---------------
                 TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT .............................       (1,340,674)
                 (Proceeds $(1,331,175))                                               ---------------

                 TOTAL INVESTMENTS SOLD SHORT - (23.9%) .............................       (4,680,999)
                 (Proceeds $(4,800,747))

                 NET OTHER ASSETS AND LIABILITIES - 25.2% ...........................        4,927,726
                                                                                       ---------------
                 NET ASSETS - 100.0% ................................................  $    19,544,343
                                                                                       ===============

-----------------------------
(a) All or a portion of this security serves as collateral for investments sold short.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $727,659 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $651,584.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                               ASSETS TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          7/31/2015       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
Common Stocks*....................................  $ 18,649,452  $ 18,649,452  $         --  $         --
Master Limited Partnerships*......................       648,164       648,164            --            --
                                                    ------------  ------------  ------------  ------------
Total Long-Term Investments.......................  $ 19,297,616  $ 19,297,616  $         --  $         --
                                                    ============  ============  ============  ============

                                               LIABILITIES TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     7/31/2015       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks Sold Short*.........................  $ (3,340,325) $ (3,340,325) $         --  $         --
Exchange-Traded Funds Sold Short*.................    (1,340,674)   (1,340,674)           --            --
                                                    ------------  ------------  ------------  ------------
Total Investments Sold Short......................  $ (4,680,999) $ (4,680,999) $         --  $         --
                                                    ============  ============  ============  ============


*See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2015.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                                 JULY 31, 2015


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the "Fund"), which trades under the ticker "FTLS" on the NYSE Arca, Inc.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services - Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                                 JULY 31, 2015


      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC for the purpose of purchasing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate.

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS
JULY 31, 2015 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED          STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON         MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
FOREIGN SOVEREIGN BONDS AND NOTES - 82.9%

                  BRAZIL - 7.4%
       1,200,000  Brazil Notas do Tesouro Nacional, Series F (BRL)......        10.00%       01/01/21    $       314,349
                                                                                                         ---------------

                  CHILE - 4.6%
     120,000,000  Bonos del Banco Central de Chile en Pesos (CLP).......         6.00%       02/01/21            195,605
                                                                                                         ---------------

                  COLOMBIA - 3.8%
     457,000,000  Colombian TES (COP) ..................................         7.00%       05/04/22            161,164
                                                                                                         ---------------

                  HUNGARY - 4.3%
      45,000,000  Hungary Government Bond (HUF) ........................         6.50%       06/24/19            184,127
                                                                                                         ---------------

                  INDONESIA - 9.4%
   1,280,000,000  Indonesia Treasury Bond (IDR) ........................         8.38%       03/15/34             90,921
   2,720,000,000  Indonesia Treasury Bond (IDR) ........................         8.38%       03/15/24            198,810
   1,500,000,000  Indonesia Treasury Bond (IDR) ........................         7.88%       04/15/19            110,054
                                                                                                         ---------------
                                                                                                                 399,785
                                                                                                         ---------------

                  ISRAEL - 3.5%
         470,000  Israel Government Bond - Fixed (ILS) .................         6.00%       02/28/19            147,928
                                                                                                         ---------------

                  MALAYSIA - 4.6%
         730,000  Malaysia Government Bond (MYR) .......................         4.38%       11/29/19            195,848
                                                                                                         ---------------

                  MEXICO - 4.8%
         500,000  Mexican Bonos (MXN) ..................................        10.00%       12/05/24             39,850
       2,340,000  Mexican Bonos (MXN) ..................................         7.75%       05/29/31            163,904
                                                                                                         ---------------
                                                                                                                 203,754
                                                                                                         ---------------

                  PERU - 4.7%
         580,000  Peru Government Bond (PEN) ...........................         7.84%       08/12/20            200,555
                                                                                                         ---------------

                  PHILIPPINES - 5.1%
      10,000,000  Philippine Government International Bond (PHP) .......         3.90%       11/26/22            217,126
                                                                                                         ---------------

                  POLAND - 7.3%
         545,000  Poland Government Bond (PLN) .........................         4.00%       10/25/23            156,929
         520,000  Poland Government Bond (PLN) .........................         5.50%       10/25/19            155,720
                                                                                                         ---------------
                                                                                                                 312,649
                                                                                                         ---------------

                  ROMANIA - 4.7%
         700,000  Romania Government Bond (RON) ........................         5.85%       04/26/23            200,040
                                                                                                         ---------------

                  SOUTH AFRICA - 7.4%
       2,400,000  South Africa Government Bond (ZAR) ...................        10.50%       12/21/26            221,023
       1,600,000  South Africa Government Bond (ZAR) ...................         6.25%       03/31/36             96,441
                                                                                                         ---------------
                                                                                                                 317,464
                                                                                                         ---------------

                  THAILAND - 4.3%
       6,100,000  Thailand Government Bond (THB) .......................         3.63%       06/16/23            183,947
                                                                                                         ---------------

                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED          STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON         MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                  TURKEY - 7.0%
         800,000  Turkey Government Bond (TRY) .........................        10.50%       01/15/20    $       300,530
                                                                                                         ---------------
                  TOTAL FOREIGN SOVEREIGN BONDS AND NOTES..............................................        3,534,871
                  (Cost $4,108,997)                                                                      ---------------

FOREIGN CORPORATE BONDS AND NOTES - 9.4%

                  SUPRANATIONALS - 9.4%
       1,200,000  Inter-American Development Bank (MXN) ................         8.00%       01/26/16             76,494
       1,200,000  European Investment Bank (ZAR) .......................         6.00%       10/21/19             88,436
         270,000  International Finance Corp. (BRL) ....................        10.00%       06/12/17             77,902
      10,000,000  European Bank for Reconstruction & Development .......         6.00%       03/03/16            155,541
                                                                                                         ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES..............................................          398,373
                  (Cost $462,133)                                                                        ---------------

                  TOTAL INVESTMENTS - 92.3%............................................................        3,933,244
                  (Cost $4,571,130) (a)

                  NET OTHER ASSETS AND LIABILITIES - 7.7%..............................................          328,848
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $     4,262,092
                                                                                                         ===============

-----------------------------
(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,005 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $639,891.

Currency Abbreviations:
      BRL   Brazilian Real
      CLP   Chilean Peso
      COP   Colombian Peso
      HUF   Hungarian Forint
      IDR   Indonesian Rupiah
      ILS   Israel Shekel
      INR   Indian Rupee
      MXN   Mexican Peso
      MYR   Malaysian Ringgit
      PEN   Peruvian New Sol
      PHP   Philippines Peso
      PLN   Polish Zloty
      RON   Romanian Lev
      THB   Thailand Baht
      TRY   Turkish Lira
      USD   United States Dollar
      ZAR   South African Rand


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                          LEVEL 2          LEVEL 3
                                                         TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                            7/31/2015         PRICES           INPUTS           INPUTS
--------------------------------------------------  ---------------  ---------------  ---------------  ---------------
Foreign Sovereign Bonds and Notes*................  $     3,534,871  $            --  $     3,534,871  $            --
Foreign Corporate Bonds and Notes*................          398,373               --          398,373               --
                                                    ---------------  ---------------  ---------------  ---------------
Total Investments.................................        3,933,244               --        3,933,244               --
Forward Foreign Currency Contracts**..............            4,876               --            4,876               --
                                                    ---------------  ---------------  ---------------  ---------------
Total.............................................  $     3,938,120  $            --  $     3,938,120  $            --
                                                    ===============  ===============  ===============  ===============


*  See the Portfolio of Investments for country breakout.

** See the Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2015.


-------------------------------------------------------         -----------------------------------------
                                          % OF TOTAL                                       % OF TOTAL
                                          INVESTMENTS           CURRENCY EXPOSURE         INVESTMENTS
CREDIT QUALITY +                       (INCLUDING CASH)         DIVERSIFICATION        (INCLUDING CASH)++
-------------------------------------------------------         -----------------------------------------
AAA                                                9.5%         USD                                19.5%
AA                                                 4.7          IDR                                 9.5
A+                                                 3.5          BRL                                 9.4
A                                                 17.0          PLN                                 7.4
A-                                                 9.2          MXN                                 6.7
BBB+                                              18.9          PHP                                 5.2
BBB                                               17.1          PEN                                 4.8
BBB-                                              13.9          RON                                 4.8
Cash                                               6.2          ZAR                                 4.7
                                             ---------          MYR                                 4.7
                                     Total       100.0%         HUF                                 4.4
                                             =========          THB                                 4.4
                                                                COP                                 3.8
                                                                INR                                 3.7
                                                                ILS                                 3.5
                                                                TRY                                 3.5
                                                                CLP                                 0.0 +++
                                                                                              ---------
                                                                                      Total       100.0%
                                                                                              =========



+ The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2015 (UNAUDITED)


++    The weightings include the impact of currency forwards.

+++   Amount is less than 0.1%.

FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2C - Forward Foreign Currency Contracts in the Notes to Portfolio of Investments):


                                      FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------
                                                                         PURCHASE           SALE          UNREALIZED
SETTLEMENT                         AMOUNT               AMOUNT          VALUE AS OF      VALUE AS OF     APPRECIATION/
   DATE      COUNTERPARTY      PURCHASED (1)           SOLD (1)        JULY 31, 2015    JULY 31, 2015   (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  ---------------  --------------
  08/31/15       BNS        USD        195,415    CLP    130,000,000   $      195,415   $      192,300  $        3,115
  08/31/15       BBH        USD        152,627    TRY        425,000          152,627          152,151             476
  08/31/15       BBH        USD        209,740    ZAR      2,650,000          209,740          208,455           1,285
                                                                                                        --------------
Net Unrealized Appreciation (Depreciation)............................................................  $        4,876
                                                                                                        ==============

(1)   Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
      BBH   Brown Brothers Harriman & Co.
      BNS   Bank of Nova Scotia


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           JULY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of four funds that are offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the "Fund"), which trades under the ticker FEMB on The NASDAQ(R) Stock Market LLC ("NASDAQ").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the Fund's NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           JULY 31, 2015 (UNAUDITED)


market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4) the financial statements of the issuer, or the financial condition of the country of issue;

       5) the credit quality and cash flow of the issuer, or country of issue, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           JULY 31, 2015 (UNAUDITED)


dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (November 1, 2014 through July 31, 2015), the notional values of forward foreign currency contracts opened and closed were $6,108,444 and $5,288,424, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund III
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 22, 2015
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 22, 2015
     ----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 22, 2015
     ----------------------

* Print the name and title of each signing officer under his or her signature.